STF Tactical Growth ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Accommodation and Food Services - 0.8%
Marriott International, Inc. - Class A	3,386	$925,089
Starbucks Corp.	7,583	694,830
		1,619,919

Administrative, Support, Waste Management, and Remediation Services - 2.2%
Baker Hughes Co.	11,818	453,102
Booking Holdings, Inc.	414	2,396,745
PayPal Holdings, Inc. (a)	12,302	914,285
PDD Holdings, Inc. - ADR (a)	4,474	468,249
		4,232,381

Information - 28.0%(b)
Adobe, Inc. (a)	2,829	1,094,484
Airbnb, Inc. - Class A (a)	5,305	702,064
ANSYS, Inc. (a)	1,033	362,810
Autodesk, Inc. (a)	2,573	796,524
Automatic Data Processing, Inc.	4,877	1,504,067
Cadence Design Systems, Inc. (a)	3,233	996,249
Charter Communications, Inc. - Class A (a)	1,699	694,568
Comcast Corp. - Class A	46,702	1,666,794
CoStar Group, Inc. (a)	4,981	400,472
Crowdstrike Holdings, Inc. - Class A (a)	2,708	1,379,212
Datadog, Inc. - Class A (a)	3,543	475,931
Electronic Arts, Inc.	3,112	496,986
Intuit, Inc.	3,363	2,648,800
Meta Platforms, Inc. - Class A	9,366	6,912,951
Microsoft Corp.	34,262	17,042,261
MicroStrategy, Inc. - Class A (a)	2,295	927,708
Netflix, Inc. (a)	4,983	6,672,885
Palantir Technologies, Inc. - Class A (a)	25,467	3,471,661
Shopify, Inc. - Class A (a)	13,308	1,535,078
Synopsys, Inc. (a)	1,800	922,824
T-Mobile US, Inc.	14,136	3,368,043
Verisk Analytics, Inc.	1,677	522,386
Warner Bros Discovery, Inc. (a)	29,043	332,833
		54,927,591

Management of Companies and Enterprises - 0.1%
ARM Holdings PLC - ADR (a)	1,448	234,199

Manufacturing - 46.4%(b)
Advanced Micro Devices, Inc. (a)	19,297	2,738,244
Amgen, Inc.	6,368	1,778,009
Analog Devices, Inc.	5,918	1,408,602
Apple, Inc.	69,777	14,316,147
Applied Materials, Inc.	9,980	1,827,039
ASML Holding NV	1,133	907,975
AstraZeneca PLC - ADR	6,902	482,312
Axon Enterprise, Inc. (a)	925	765,844
Biogen, Inc. (a)	1,017	127,725
Broadcom, Inc.	32,116	8,852,775
Cintas Corp.	4,812	1,072,450
Cisco Systems, Inc.	48,450	3,361,461
Coca-Cola Europacific Partners PLC	5,436	504,026
Dexcom, Inc. (a)	2,669	232,977
Fortinet, Inc. (a)	9,247	977,593
GE HealthCare Technologies, Inc.	5,424	401,756
Gilead Sciences, Inc.	14,954	1,657,950
GLOBALFOUNDRIES, Inc. (a)	3,363	128,467
Honeywell International, Inc.	7,789	1,813,902
Intel Corp.	30,383	680,579
Intuitive Surgical, Inc. (a)	4,191	2,277,431
Keurig Dr Pepper, Inc.	15,977	528,200
KLA Corp.	1,621	1,451,995
Kraft Heinz Co.	14,668	378,728
Lam Research Corp.	15,588	1,517,336
Linde PLC	5,767	2,705,761
Microchip Technology, Inc.	3,472	244,325
Micron Technology, Inc.	13,210	1,628,132
Mondelez International, Inc. - Class A	15,984	1,077,961
Monster Beverage Corp. (a)	11,629	728,441
NVIDIA Corp.	109,377	17,280,472
NXP Semiconductors NV	3,046	665,521
ON Semiconductor Corp. (a)	2,581	135,270
PACCAR, Inc.	6,336	602,300
Palo Alto Networks, Inc. (a)	7,715	1,578,798
PepsiCo, Inc.	16,619	2,194,373
QUALCOMM, Inc.	13,298	2,117,839
Regeneron Pharmaceuticals, Inc.	730	383,250
Roper Technologies, Inc.	1,292	732,357
Tesla, Inc. (a)	16,533	5,251,873
Texas Instruments, Inc.	11,198	2,324,929
Vertex Pharmaceuticals, Inc. (a)	3,206	1,427,311
		91,268,436

Mining, Quarrying, and Oil and Gas Extraction - 0.2%
Diamondback Energy, Inc.	3,562	489,419

Professional, Scientific, and Technical Services - 7.9%
Alphabet, Inc. - Class A	26,622	4,691,595
Alphabet, Inc. - Class C	25,399	4,505,529
AppLovin Corp. - Class A (a)	3,302	1,155,964
Atlassian Corp. - Class A (a)	1,855	376,732
CDW Corp.	1,639	292,709
Cognizant Technology Solutions Corp. - Class A	5,953	464,513
IDEXX Laboratories, Inc. (a)	995	533,658
Marvell Technology, Inc.	10,301	797,297
Paychex, Inc.	4,340	631,296
Take-Two Interactive Software, Inc. (a)	2,070	502,700
Trade Desk, Inc. - Class A (a)	5,209	374,996
Workday, Inc. - Class A (a)	2,550	612,000
Zscaler, Inc. (a)	1,792	562,580
		15,501,569

Retail Trade - 10.3%
Amazon.com, Inc. (a)	47,918	10,512,730
Costco Wholesale Corp.	5,236	5,183,326
DoorDash, Inc. - Class A (a)	4,516	1,113,239
Lululemon Athletica, Inc. (a)	1,441	342,353
MercadoLibre, Inc. (a)	620	1,620,450
O'Reilly Automotive, Inc. (a)	10,551	950,962
Ross Stores, Inc.	4,039	515,296
		20,238,356

Transportation and Warehousing - 0.6%
CSX Corp.	23,322	760,997
Old Dominion Freight Line, Inc.	2,589	420,195
		1,181,192

Utilities - 1.4%
American Electric Power Co., Inc.	6,338	657,631
Constellation Energy Corp.	3,734	1,205,186
Exelon Corp.	12,020	521,908
Xcel Energy, Inc.	6,706	456,679
		2,841,404

Wholesale Trade - 0.6%
Copart, Inc. (a)	11,501	564,354
Fastenal Co.	13,731	576,702
		1,141,056
TOTAL COMMON STOCKS (Cost $139,424,559)		193,675,522

TOTAL INVESTMENTS - 98.5% (Cost $139,424,559)		193,675,522
Other Assets in Excess of Liabilities - 1.5%		2,898,295
TOTAL NET ASSETS - 100.0%		$196,573,817
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$193,675,522	$–	$–	$193,675,522
Total Investments	$193,675,522	$–	$–	$193,675,522

Refer to the Schedule of Investments for further disaggregation of investment categories.